Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 1,298	$ 1,106	$ 961
Net change due to acquisitions and divestments, Unrecognized tax benefits	16	1	11
Increase relating to prior year tax positions, Unrecognized tax benefits	240	298	202
Decrease relating to prior year tax positions, Unrecognized tax benefits	(42)	(161)	(82)
Increase relating to current year tax positions, Unrecognized tax benefits	98	390	163
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(175)	(340)	(57)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(72)	(59)	(83)
Exchange rate differences, Unrecognized tax benefits	(41)	63	(9)
Unrecognized tax benefits, balance at end of period	1,322	1,298	1,106
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	192	233	239
Net change due to acquisitions and divestments, penalties and interest	(6)	0	7
Increase relating to prior year tax positions, penalties and interest	58	96	85
Decrease relating to prior year tax positions, penalties and interest	(3)	(57)	(63)
Increase relating to current year tax positions, penalties and interest	7	5	6
Decrease due to settlements with tax authorities, penalties and interest	(20)	(75)	(8)
Decrease as a result of the applicable statute of limitations, penalties and interest	(22)	(16)	(28)
Exchange rate differences, penalties and interest	(7)	6	(5)
Ending balance of penalties and interest related to unrecognized tax benefits	199	192	233
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	1,490	1,339	1,200
Net change due to acquisitions and divestments	10	1	18
Increase relating to prior year tax positions	298	394	287
Decrease relating to prior year tax positions	(45)	(218)	(145)
Increase relating to current year tax positions	105	395	169
Decrease due to settlements with tax authorities	(195)	(415)	(65)
Decrease as a result of the applicable statute of limitations	(94)	(75)	(111)
Exchange rate differences	(48)	69	(14)
Balance at end, which would, if recognized, affect the effective tax rate	1,521	1,490	1,339
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	72	381	$ 163
Expected resolution of unrecognized tax benefit related to pending court case	63
Increases relating to current tax year positions, interpretation of tax law and double tax agreement discontinued operations		301
Increase relating to prior period tax positions, interpretation of tax law and double tax treaty agreement	240	73
Decrease relating to prior year tax positions, change of interpretation of tax law in Asia	42	85
Decrease related to prior year tax positions change tax risk assessments	$ 33	$ 59